FINANCIAL AND CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
FINANCIAL AND CAPITAL RISK MANAGEMENT
FINANCIAL and CAPITAL RISK MANAGEMENT
17.	FINANCIAL AND CAPITAL RISK MANAGEMENT

Fair Value

The carrying value of cash and cash equivalent, amounts receivables, accounts payable and accrued liabilities, loan payable and lease liabilities approximate their fair value because of the short-term nature of these instruments. The carrying value of restricted cash approximates fair value due to the nature of this asset.

The Company records its financial instruments, other than marketable securities which are at fair value through profit or loss, at amortized cost.

The financial instruments have been characterized on a fair value hierarchy based on whether the inputs to those valuation techniques are observable (inputs reflect market data obtained from independent sources) or unobservable (inputs reflect the Company’s market assumptions).

17.	FINANCIAL and CAPITAL RISK MANAGEMENT – (continued)

Fair Value – (continued)

The three levels of fair value estimation are:

Level 1 – quoted prices in active markets for identical instruments.

Level 2 – quoted prices in active markets for similar instruments; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3 – valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Marketable securities common shares are measured using level 1 inputs and marketable securities warrants are measured using level 2 inputs.

Risk Exposure and Management

Overview

The Company has exposure to risks of varying degrees of significance which could affect its ability to achieve its strategic objectives. The principal financial risks to which the Company is exposed are credit risk, interest rate risk, liquidity risk, commodity and equity price risk, and currency risk.

Credit Risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its obligations. As at December 31, 2025, the Company’s maximum exposure to credit risk is the carrying value of its cash and cash equivalent, restricted cash, and amounts receivables in the amount of $3,983,204 (December 31, 2024 - $3,570,649).

All off the Company’s cash is held with a major financial institution in Canada and management believes the exposure to credit risk with respect to such institutions is not significant. Those financial assets that potentially subject the Company to credit risk are primarily receivables. The Company considers the risk of material loss to be significantly mitigated due to the financial strength of the parties from whom the receivables are due, including government organizations.

Interest Rate Risk

The Company’s financial assets exposed to interest rate risk consist of cash and cash equivalents balances. The interest earned on the cash and cash equivalents is at a fixed rate and approximates fair value rates, and the Company is not subject to significant interest rate risks.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. The Company has a planning and budgeting process in place by which it projects the funds required to support its operations.

17.	FINANCIAL and CAPITAL RISK MANAGEMENT – (continued)

Liquidity Risk – (continued)

Management anticipates that it may incur expenditures towards exploring its mineral interests and other Company assets. However, there is no assurance that the Company will operate profitably or will generate positive cash flow in the future. The Company has limited working capital, no history of profitable operations and no assurance that additional funding will be available to it for further exploration and development of its mineral interests. The Company may also need further financing if it decides to obtain additional mineral properties. As such, the Company is subject to many risks common to exploration enterprises, including undercapitalization, cash shortages and limitations with respect to personnel, financial, access to other resources, and lack of revenues. Although the Company has been successful in the past in obtaining financing through credit facilities or the sale of equity securities, there can be no assurance that the Company will be able to obtain adequate financing in the future or that the terms of such financing will be favorable. Such means of financing typically result in dilution of the positions of existing shareholders, either directly or indirectly.

Failure to obtain additional financing could result in the delay or indefinite postponement of further exploration.

	Less than 12 months
December 31, 2025	($)	One to five years ($)	Total($)
Accounts payable and accrued liabilities	2,800,319	—	2,800,319
Lease liabilities	104,708	162,449	267,157
Loan payable	718,918	—	718,918
Secured convertible debenture	—	—	—
Total	3,623,945	162,449	3,786,394

	Less than 12 months
December 31, 2024	($)	One to five years ($)	Total($)
Accounts payable and accrued liabilities	1,616,118	—	1,616,118
Lease liabilities	35,543	40,189	75,732
Secured convertible debenture	4,481,066	—	4,481,066
Total	6,132,727	40,189	6,172,916

Foreign Exchange Rate Risk

The functional currency of the Company is the Canadian dollar. As at December 31, 2025 and 2024, the Company has not entered into contracts to manage foreign exchange risk.

Commodity and Equity Price Risk

The ability of the Company to explore its exploration assets, continue milling operations, and the future profitability of the Company are directly related to the market price of copper, gold, silver, and other precious metals. Equity price risk is defined as the potential adverse impact on the Company’s performance to movements in individual equity prices or general movements in the level of the stock market.

Capital Management

The Company considers capital to be the elements of shareholders’ equity (deficit). The Company’s primary objectives in capital management are to safeguard the Company’s ability to continue as a going concern to provide returns for shareholders and to maintain sufficient funds to finance the exploration and development of its mineral property interests and Merritt Mill operations. The Company manages its capital structure to maximize its financial flexibility by adjusting to changes in economic conditions, and the risk characteristics of the underlying assets and business opportunities. The Company does not presently utilize any quantitative measures to monitor its capital and is not subject to externally imposed capital requirements. There have been no changes to the management of capital during the current fiscal year.